UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

      /s/ David Rasiel     New York, NY     October 29, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,389,115 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103    92488  2273000 SH       SOLE                  2273000        0        0
BALL CORP                      COM              058498106     8930   181500 SH       SOLE                   181500        0        0
BERKLEY W R CORP               COM              084423102    31891  1261500 SH       SOLE                  1261500        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    69307  3448100 SH       SOLE                  3448100        0        0
DOLLAR TREE INC                COM              256746108    15310   314500 SH       SOLE                   314500        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    30475  1060000 SH       SOLE                  1060000        0        0
DRESSER-RAND GROUP INC         COM              261608103    21295   685400 SH       SOLE                   685400        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     8429   544500 SH       SOLE                   544500        0        0
FASTENAL CO                    COM              311900104    40921  1057400 SH       SOLE                  1057400        0        0
FIRSTENERGY CORP               COM              337932107    15334   335400 SH       SOLE                   335400        0        0
FISERV INC                     COM              337738108    49959  1036500 SH       SOLE                  1036500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    55039  1681100 SH       SOLE                  1681100        0        0
INTEL CORP                     COM              458140100     5190   265200 SH       SOLE                   265200        0        0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104    10691   588400 SH       SOLE                   588400        0        0
JOHNSON CTLS INC               COM              478366107    27155  1062400 SH       SOLE                  1062400        0        0
KBR INC                        COM              48242W106    69230  2972519 SH       SOLE                  2972519        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    15479   235600 SH       SOLE                   235600        0        0
LOCKHEED MARTIN CORP           COM              539830109   118838  1522000 SH       SOLE                  1522000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    34757   628400 SH       SOLE                   628400        0        0
MEDTRONIC INC                  COM              585055106     4416   120000 SH       SOLE                   120000        0        0
MENS WEARHOUSE INC             COM              587118100    11683   473000 SH       SOLE                   473000        0        0
ORACLE CORP                    COM              68389X105    50808  2438000 SH       SOLE                  2438000        0        0
PARKER HANNIFIN CORP           COM              701094104    11405   220000 SH       SOLE                   220000        0        0
PRECISION CASTPARTS CORP       COM              740189105   172622  1694533 SH       SOLE                  1694533        0        0
RAYTHEON CO                    COM NEW          755111507    69317  1445000 SH       SOLE                  1445000        0        0
RLI CORP                       COM              749607107    26263   497600 SH       SOLE                   497600        0        0
SEACOR HOLDINGS INC            COM              811904101    47843   586100 SH       SOLE                   586100        0        0
SMITH INTL INC                 COM              832110100    70510  2456800 SH       SOLE                  2456800        0        0
SONIC CORP                     COM              835451105     4714   426200 SH       SOLE                   426200        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    18277  1012000 SH       SOLE                  1012000        0        0
STANCORP FINL GROUP INC        COM              852891100    18312   453600 SH       SOLE                   453600        0        0
STRAYER ED INC                 COM              863236105    40271   185000 SH       SOLE                   185000        0        0
STRYKER CORP                   COM              863667101    32687   719500 SH       SOLE                   719500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    11677   518500 SH       SOLE                   518500        0        0
SYKES ENTERPRISES INC          COM              871237103    11624   558300 SH       SOLE                   558300        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6127   244700 SH       SOLE                   244700        0        0
USANA HEALTH SCIENCES INC      COM              90328M107     4114   120600 SH       SOLE                   120600        0        0
WELLPOINT INC                  COM              94973V107    55727  1176678 SH       SOLE                  1176678        0        0